PORTFOLIO OF INVESTMENTS – as of February 28, 2021 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Principal Amount	Description	Value (†)
Senior Loans – 87.9% of Net Assets

	Aerospace & Defense – 1.9%
$ 3,823,854	Advanced Integration Technology LP, 2017 Term Loan B, 1-month LIBOR + 4.750%, 5.750%, 4/03/2023(a)	$3,498,826
3,731,203	AI Convoy (Luxembourg) S.a.r.l., USD Term Loan B, 6-month LIBOR + 3.500%, 4.500%, 1/17/2027(a)	3,725,196
3,039,383	MAG DS Corp., Term Loan, 3-month LIBOR + 5.500%, 6.500%, 4/01/2027(a)	2,978,595
3,252,749	Peraton Holding Corp., Delayed Draw Term Loan B, 2/19/2028(b)	3,264,947
2,436,000	Spirit Aerosystems, Inc., 2020 Term Loan B, 1-month LIBOR + 5.250%, 6.000%, 1/15/2025(a)	2,445,135
9,676,692	TransDigm, Inc., 2020 Term Loan F, 1-month LIBOR + 2.250%, 2.365%, 12/09/2025(a)	9,544,411

		25,457,110

	Airlines – 0.5%
4,129,741	Allegiant Travel Co., 2020 Term Loan, 3-month LIBOR + 3.000%, 3.198%, 2/05/2024(a)	4,080,721
2,474,000	SkyMiles IP Ltd., 2020 Skymiles Term Loan B, 3-month LIBOR + 3.750%, 4.750%, 10/20/2027(a)	2,616,775

		6,697,496

	Automotive – 5.7%
5,837,067	Clarios Global LP, 2021 USD Term Loan B, 4/30/2026(b)	5,840,744
5,837,067	Clarios Global LP, USD Term Loan B, 1-month LIBOR + 3.500%, 3.615%, 4/30/2026(a)	5,840,744
3,074,216	Dayco Products LLC, 2017 Term Loan B, 3-month LIBOR + 4.250%, 4.440%, 5/19/2023(a)	2,766,794
6,163,298	Holley Purchaser, Inc., Term Loan B, 3-month LIBOR + 5.000%, 5.212%, 10/24/2025(a)	6,097,843
4,357,753	IXS Holdings, Inc., 2020 Term Loan B, 1-month LIBOR + 4.250%, 5.250%, 3/05/2027(a)	4,382,810
4,966,000	Les Schwab Tire Centers, Term Loan B, 6-month LIBOR + 3.500%, 4.250%, 11/02/2027(a)	4,972,208
2,608,000	Mavis Tire Express Services Corp., 2020 Add-On Term Loan B, 3-month LIBOR + 4.000%, 5.000%, 3/20/2025(a)	2,616,163
9,532,540	Mister Car Wash Holdings, Inc., 2019 Term Loan B, 1-month LIBOR + 3.250%, 3.361%, 5/14/2026(a)	9,404,423
5,084,000	PAI Holdco, Inc., 2020 Term Loan B, 3-month LIBOR + 4.000%, 5.000%, 10/28/2027(a)	5,122,130
3,781,350	Rough Country LLC, 1st Lien Term Loan, 3-month LIBOR + 3.750%, 4.750%, 5/25/2023(a)	3,771,897
9,760,479	Trico Group LLC, 2020 Term Loan B, 3-month LIBOR + 7.500%, 8.500%, 2/02/2024(a)	9,914,206
4,500,000	Truck Hero, Inc., 2021 Term Loan B, 1-month LIBOR + 3.750%, 4.500%, 1/31/2028(a)	4,503,195
5,798,649	Wand NewCo 3, Inc., 2020 Term Loan, 1-month LIBOR + 3.000%, 3.115%, 2/05/2026(a)	5,756,203
3,550,000	Wheel Pros LLC, 2020 Term Loan, 1-month LIBOR + 5.250%, 6.250%, 11/06/2027(a)	3,541,125

		74,530,485

Principal Amount	Description	Value (†)
Senior Loans – continued

	Brokerage – 1.4%
$ 2,482,950	Advisor Group, Inc., 2021 Term Loan, 1-month LIBOR + 4.500%, 4.615%, 7/31/2026(a)	$2,486,401
992,405	Edelman Financial Center LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 3.000%, 3.115%, 7/21/2025(a)	983,900
3,852,045	Edelman Financial Center LLC, 2018 2nd Lien Term Loan, 1-month LIBOR + 6.750%, 6.865%, 7/20/2026(a)	3,835,673
5,458,819	Jefferies Finance LLC, 2020 Incremental Term Loan B, 1-month LIBOR + 3.750%, 4.500%, 9/30/2027(a)	5,458,819
5,472,500	Jefferies Finance LLC, 2021 Term Loan, 6/03/2026(b)	5,461,774

		18,226,567

	Building Materials – 4.1%
836,000	84 Lumber Co., 2021 Term Loan B, 11/06/2026(b)	836,627
5,269,156	Big Ass Fans LLC, 2018 Term Loan, 3-month LIBOR + 3.750%, 4.750%, 5/21/2024(a)	5,282,329
6,348,089	Cornerstone Building Brands, Inc., 2018 Term Loan, 1-month LIBOR + 3.750%, 3.860%, 4/12/2025(a)	6,348,089
50,000	CP Atlas Buyer, Inc., 2021 Term Loan B, 11/23/2027(b)	49,973
5,020,000	CP Atlas Buyer, Inc., 2021 Term Loan B, 3-month LIBOR + 3.750%, 4.250%, 11/23/2027(a)	5,017,289
4,000,000	Floor & Decor Outlets of America, Inc., 2020 Term Loan B, 1-month LIBOR + 2.000%, 2.120%, 2/14/2027(a)	4,000,000
6,904,168	Interior Logic Group Holdings IV LLC, 2018 Term Loan B, 1-month LIBOR + 4.000%, 4.115%, 5/30/2025(a)	6,895,538
6,980,783	Janus International Group LLC, 2021 Term Loan B1, 3-month LIBOR + 3.250%, 4.250%, 2/12/2025(a)	6,998,235
2,594,000	Kodiak Building Partners Inc., Term Loan B, 3/12/2028(b)	2,594,000
772,325	LBM Acquisition LLC, Delayed Draw Term Loan, 12/17/2027(b)	773,615
2,045,455	LBM Acquisition LLC, Term Loan B, 12/17/2027(b)	2,048,871
1,430,006	LBM Acquisition LLC, Term Loan B, 3-month LIBOR + 3.750%, 4.500%, 12/17/2027(a)	1,432,394
4,416,165	Mannington Mills, Inc., 2019 Term Loan B, 3-month LIBOR + 4.000%, 4.254%, 8/06/2026(a)	4,401,459
4,139,000	MI Windows & Doors LLC, 2020 Term Loan, 1-month LIBOR + 3.750%, 4.500%, 12/18/2027(a)	4,166,607
1,245,000	Park River Holdings, Inc., Term Loan, 3-month LIBOR + 3.250%, 4.000%, 1/22/2028(a)	1,246,332
1,842,348	White Cap Buyer LLC, Term Loan B, 6-month LIBOR + 4.000%, 4.500%, 10/19/2027(a)	1,848,630

		53,939,988

	Cable Satellite – 0.8%
4,003,149	CSC Holdings LLC, 2019 Term Loan B5, 1-month LIBOR + 2.500%, 2.611%, 4/15/2027(a)	3,986,256
2,676,146	UPC Broadband Holding BV, 2020 USD Term Loan B1, 1-month LIBOR + 3.500%, 3.612%, 1/31/2029(a)	2,679,491
2,676,146	UPC Broadband Holding BV, 2020 USD Term Loan B2, 1-month LIBOR + 3.500%, 3.612%, 1/31/2029(a)	2,679,491

Principal Amount	Description	Value (†)
Senior Loans – continued

	Cable Satellite – continued
$ 1,600,000	Virgin Media Bristol LLC, 2020 USD Term Loan Q, 1/31/2029(b)	$1,599,808

		10,945,046

	Chemicals – 2.1%
1,575,000	Aruba Investments, Inc., 2020 2nd Lien Term Loan, 3-month LIBOR + 7.750%, 8.500%, 11/24/2028(a)	1,581,568
1,953,000	Aruba Investments, Inc., 2020 USD Term Loan, 3-month LIBOR + 4.000%, 4.750%, 11/24/2027(a)	1,972,530
2,500,000	Consolidated Energy Finance S.A., Term Loan B, 1-month LIBOR + 2.500%, 2.618%, 5/07/2025(a)	2,450,000
4,948,929	Hexion, Inc., USD Exit Term Loan, 3-month LIBOR + 3.500%, 3.740%, 7/01/2026(a)	4,924,185
1,152,000	INEOS Styrolution U.S. Holding LLC, 2021 USD Term Loan B, 1-month LIBOR + 2.750%, 3.250%, 1/29/2026(a)	1,156,320
4,525,655	Momentive Performance Materials, Inc., Term Loan B, 1-month LIBOR + 3.250%, 3.370%, 5/15/2024(a)	4,474,741
4,216,600	Natgasoline LLC, Term Loan B, 1-month LIBOR + 3.500%, 3.625%, 11/14/2025(a)	4,206,058
4,782,000	NIC Acquisition Corp., Term Loan, 3-month LIBOR + 3.750%, 4.500%, 12/29/2027(a)	4,778,031
1,874,000	Ravago Holdings America, Inc., 2021 Term Loan B, 2/18/2028(b)	1,872,838

		27,416,271

	Construction Machinery – 0.4%
3,388,615	CTOS LLC, 2020 Term Loan B, 1-month LIBOR + 4.250%, 4.365%, 4/18/2025(a)	3,385,430
3,266,549	Onsite Rental Group Pty Ltd., Note, 6.100%, 10/26/2023(c)(d)(e)(f)	1,737,804

		5,123,234

	Consumer Cyclical Services – 6.4%
11,518,626	Access CIG LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 3.750%, 3.873%, 2/27/2025(a)	11,480,845
6,975,000	Access CIG LLC, 2018 2nd Lien Term Loan, 1-month LIBOR + 7.750%, 7.873%, 2/27/2026(a)	6,931,406
3,450,000	American Residential Services LLC, 2020 Term Loan B, 3-month LIBOR + 3.500%, 4.250%, 10/15/2027(a)	3,465,111
6,637,903	BIFM CA Buyer, Inc., Term Loan B, 1-month LIBOR + 3.500%, 3.615%, 6/01/2026(a)	6,633,787
6,614,170	Creative Artists Agency LLC, 2019 Term Loan B, 1-month LIBOR + 3.750%, 3.865%, 11/27/2026(a)	6,557,685
9,056,561	Cushman & Wakefield U.S. Borrower LLC, 2020 Term Loan B, 1-month LIBOR + 2.750%, 2.865%, 8/21/2025(a)	8,990,267
997,494	Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 1-month LIBOR + 3.750%, 4.750%, 4/09/2027(a)	1,002,661
1,890,000	DG Investment Intermediate Holdings 2, Inc., 2018 2nd Lien Term Loan, 1-month LIBOR + 6.750%, 7.500%, 2/02/2026(a)	1,861,650
3,000,000	First Advantage Holdings LLC, 2021 Term Loan B, 1/31/2027(b)	2,985,000
1,990,000	First Advantage Holdings LLC, 2021 Term Loan B, 1-month LIBOR + 3.000%, 3.123%, 1/31/2027(a)	1,980,050

Principal Amount	Description	Value (†)
Senior Loans – continued

	Consumer Cyclical Services – continued
$ 923,912	Lender MCS Acquisition Corp., 2020 Take Back Term Loan, 3-month LIBOR + 6.000%, 7.000%, 10/02/2025(a)	$905,433
2,577,490	National Intergovernmental Purchasing Alliance Co., 1st Lien Term Loan, 3-month LIBOR + 3.750%, 4.004%, 5/23/2025(a)	2,576,407
837,313	Service Logic Acquisition, Inc., Delayed Draw Term Loan, 2.000%, 10/29/2027(g)	840,981
31,716	Service Logic Acquisition, Inc., Delayed Draw Term Loan, 2-month LIBOR + 4.000%, 4.750%, 10/29/2027(a)	31,855
3,380,970	Service Logic Acquisition, Inc., Term Loan, 3-month LIBOR + 4.000%, 4.750%, 10/29/2027(a)	3,395,779
5,119,325	Sterling Midco Holdings, Inc., 1st Lien Term Loan, 3-month LIBOR + 3.500%, 4.500%, 6/19/2024(a)	5,079,650
3,587,557	Thoughtworks, Inc., 2020 Term Loan, 3-month LIBOR + 3.750%, 4.750%, 10/11/2024(a)	3,590,535
2,480,818	West Corp., 2017 Term Loan, LIBOR + 4.000%, 5.000%, 10/10/2024(h)	2,444,996
8,247,857	William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, LIBOR + 2.750%, 2.903%, 5/18/2025(h)	7,806,019
5,424,907	Xerox Business Services LLC, USD Term Loan B, 1-month LIBOR + 2.500%, 2.615%, 12/07/2023(a)	5,343,533

		83,903,650

	Consumer Products – 6.0%
5,922,000	Advantage Sales & Marketing, Inc., 2020 Term Loan B, 3-month LIBOR + 5.250%, 6.000%, 10/28/2027(a)	5,951,610
2,078,121	Anastasia Parent LLC, 2018 Term Loan B, 3-month LIBOR + 3.750%, 4.004%, 8/11/2025(a)	1,424,157
5,211,257	Augusta Sportswear Group, Inc., Term Loan B, 3-month LIBOR + 4.500%, 5.500%, 10/26/2023(a)	4,999,575
1,415,000	Canada Goose Inc., Term Loan, 3-month LIBOR + 4.250%, 5.000%, 10/07/2027(a)	1,421,198
1,713,000	CBI Buyer, Inc., Term Loan, 1/06/2028(b)	1,714,079
4,299,000	CBI Buyer, Inc., Term Loan, 3-month LIBOR + 3.250%, 3.750%, 1/06/2028(a)	4,301,708
7,223,190	CWGS Group LLC, 2016 Term Loan, 1-month LIBOR + 2.750%, 3.500%, 11/08/2023(a)	7,211,488
6,469,546	Inmar Holdings, Inc., 2017 1st Lien Term Loan, 3-month LIBOR + 4.000%, 5.000%, 5/01/2024(a)	6,430,470
3,220,000	Mattress Firm, Inc., 2020 Term Loan B, 6-month LIBOR + 5.250%, 6.250%, 11/26/2027(a)	3,272,325
4,400,000	Ozark Holdings LLC, 2020 Term Loan B, 1-month LIBOR + 4.000%, 4.750%, 12/16/2027(a)	4,411,000
5,682,740	Polyconcept Investments BV, USD 2016 Term Loan B, 3-month LIBOR + 4.500%, 5.500%, 8/16/2023(a)	5,462,534
3,416,000	RV Retailer LLC, Term Loan B, Prime + 3.000%, 6.250%, 2/08/2028(a)	3,403,190
4,191,456	Serta Simmons Bedding LLC, 1st Lien Term Loan, 3-month LIBOR + 3.500%, 4.500%, 11/08/2023(a)	2,367,879
8,661,818	SIWF Holdings, Inc., 1st Lien Term Loan, 1-month LIBOR + 4.250%, 4.365%, 6/15/2025(a)	8,620,328
7,362,628	Thor Industries, Inc., USD Term Loan B, 1-month LIBOR + 3.750%, 3.875%, 2/01/2026(a)	7,369,548

Principal Amount	Description	Value (†)
Senior Loans – continued

	Consumer Products – continued
$ 5,740,610	Weight Watchers International, Inc., 2017 Term Loan B, 1-month LIBOR + 4.750%, 5.500%, 11/29/2024(a)	$5,739,175
4,783,987	Wellness Merger Sub, Inc., 1st Lien Term Loan, 1-month LIBOR + 4.000%, 4.115%, 6/30/2024(a)	4,758,585

		78,858,849

	Diversified Manufacturing – 1.3%
2,705,220	Engineered Machinery Holdings, Inc., 2018 Incremental Term Loan, 3-month LIBOR + 4.250%, 5.250%, 7/19/2024(a)	2,700,702
3,439,879	Granite Holdings U.S. Acquisition Co., 2021 Term Loan B, 3-month LIBOR + 4.000%, 4.169%, 9/30/2026(a)	3,444,179
6,000,000	Schweitzer-Mauduit International, Inc., 2021 Term Loan B, 1/27/2028(b)	5,985,000
4,513,688	Vertical Midco GmbH, USD Term Loan B, 6-month LIBOR + 4.250%, 4.478%, 7/30/2027(a)	4,548,669

		16,678,550

	Electric – 2.1%
4,318,318	CRCI Longhorn Holdings, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 3.500%, 3.615%, 8/08/2025(a)	4,293,142
5,165,610	KAMC Holdings, Inc., 2019 Term Loan, LIBOR + 4.000%, 4.190%, 8/14/2026(h)	4,907,330
2,239,848	Mirion Technologies, Inc., 2019 Term Loan B, 3-month LIBOR + 4.000%, 4.257%, 3/06/2026(i)	2,242,648
2,297,215	Oregon Clean Energy LLC, Term Loan, 1-month LIBOR + 3.750%, 4.750%, 3/01/2026(a)	2,298,363
4,978,373	Pacific Gas & Electric Co., 2020 Term Loan, 1-month LIBOR + 3.000%, 3.500%, 6/23/2025(a)	4,992,362
574,336	Pike Corp., 2021 Incremental Term Loan B, 1/21/2028(b)	574,158
756,664	Pike Corp., 2021 Incremental Term Loan B, 1-month LIBOR + 3.000%, 3.120%, 1/21/2028(a)	756,430
2,567,344	Revere Power LLC, Term Loan B, 1-month LIBOR + 4.250%, 4.365%, 3/27/2026(a)	2,460,363
122,893	Revere Power LLC, Term Loan C, 1-month LIBOR + 4.250%, 4.365%, 3/27/2026(a)	117,772
5,221,670	West Deptford Energy Holdings LLC, Term Loan B, 1-month LIBOR + 3.750%, 3.865%, 8/03/2026(a)	4,908,369

		27,550,937

	Environmental – 0.7%
2,810,787	Array Technologies, Inc., 2021 Term Loan, 10/14/2027(b)	2,816,633
3,093,041	EnergySolutions LLC, 2018 Term Loan B, 3-month LIBOR + 3.750%, 4.750%, 5/09/2025(a)	3,073,710
3,800,000	Northstar Group Services, Inc., 2020 Term Loan B, 3-month LIBOR + 5.500%, 6.500%, 11/09/2026(a)	3,809,500

		9,699,843

	Financial Other – 3.2%
2,500,000	Acrisure LLC, 2020 Term Loan B, 1-month LIBOR + 3.500%, 3.615%, 2/15/2027(a)	2,482,300
6,821,345	Amynta Agency Borrower, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 4.500%, 4.615%, 2/28/2025(a)	6,727,552

Principal Amount	Description	Value (†)
Senior Loans – continued

	Financial Other – continued
$ 3,230,009	AqGen Ascensus, Inc., 2020 Term Loan, 3-month LIBOR + 4.000%, 5.000%, 12/13/2026(a)	$3,242,122
3,150,000	DRW Holdings LLC, 2021 Term Loan, 2/24/2028(b)	3,142,125
2,694,248	GT Polaris, Inc., Term Loan B, 3-month LIBOR + 4.000%, 5.000%, 9/24/2027(a)	2,705,186
5,293,183	LifeMiles Ltd., Term Loan B, 3-month LIBOR + 5.500%, 6.500%, 8/18/2022(a)	5,031,858
2,695,000	Mermaid BidCo, Inc., USD Term Loan B, 2-month LIBOR + 4.250%, 5.000%, 12/22/2027(a)	2,703,435
2,977,041	NAB Holdings LLC, 2017 Repriced Term Loan, 3-month LIBOR + 3.000%, 4.000%, 7/01/2024(a)	2,982,102
3,666,241	Resolute Investment Managers, Inc., 2020 Term Loan, 1-month LIBOR + 3.750%, 4.750%, 4/30/2024(a)	3,675,407
9,726,586	Teneo Holdings LLC, Term Loan, 1-month LIBOR + 5.250%, 6.250%, 7/11/2025(a)	9,738,744

		42,430,831

	Food & Beverage – 1.3%
1,737,000	Arterra Wines Canada, Inc., 2020 Term Loan, 3-month LIBOR + 3.500%, 4.250%, 11/24/2027(a)	1,746,415
2,586,000	Proampac PG Borrower LLC, 2020 Term Loan, 1-month LIBOR + 4.000%, 5.000%, 11/03/2025(a)	2,592,465
4,469,798	Shearer’s Foods, Inc., 2020 Term Loan B, 3-month LIBOR + 4.000%, 4.750%, 9/23/2027(a)	4,489,107
3,600,000	Whole Earth Brands, Inc., Term Loan B, 3-month LIBOR + 4.500%, 5.500%, 2/05/2028(a)	3,564,000
4,196,000	WOOF Holdings, Inc., 1st Lien Term Loan, 3-month LIBOR + 3.750%, 4.500%, 12/21/2027(a)	4,203,007

		16,594,994

	Gaming – 0.5%
4,961,637	Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, 1-month LIBOR + 2.750%, 2.865%, 12/23/2024(a)	4,915,146
1,467,323	Caesars Resort Collection LLC, 2020 Term Loan B1, 1-month LIBOR + 4.500%, 4.615%, 7/21/2025(a)	1,470,844

		6,385,990

	Health Insurance – 0.7%
3,995,080	Sedgwick Claims Management Services, Inc., 2018 Term Loan B, 1-month LIBOR + 3.250%, 3.365%, 12/31/2025(a)	3,963,439
5,841,481	Sedgwick Claims Management Services, Inc., 2019 Term Loan B, 9/03/2026(b)	5,840,137

		9,803,576

	Healthcare – 7.4%
6,723,150	Ascend Learning LLC, 2020 Incremental Term Loan, 1-month LIBOR + 3.750%, 4.750%, 7/12/2024(a)	6,734,378
3,500,000	Athenahealth, Inc., 2021 Term Loan B1, 3-month LIBOR + 4.250%, 4.453%, 2/11/2026(a)	3,519,040
3,500,000	ATI Holdings Acquisition, Inc., 2016 Term Loan, 6-month LIBOR + 3.500%, 4.500%, 5/10/2023(a)	3,495,625
4,729,552	Carestream Dental Equipment, Inc., 2017 1st Lien Term Loan, 3-month LIBOR + 3.250%, 4.250%, 9/01/2024(a)	4,646,785

Principal Amount	Description	Value (†)
Senior Loans – continued

	Healthcare – continued
$ 3,593,000	CT Technologies Intermediate Holdings, Inc., 2020 Term Loan, 1-month LIBOR + 5.000%, 6.000%, 12/09/2025(a)	$3,606,474
2,350,000	DuPage Medical Group Ltd., 2nd Lien Term Loan, 1-month LIBOR + 7.000%, 7.750%, 8/15/2025(a)	2,348,049
5,834,000	Ensemble RCM LLC, Term Loan, 3-month LIBOR + 3.750%, 3.962%, 8/03/2026(a)	5,842,226
2,190,000	Gainwell Acquisition Corp., Term Loan B, 10/01/2027(b)	2,182,707
5,444,000	Gainwell Acquisition Corp., Term Loan B, 3-month LIBOR + 4.000%, 4.750%, 10/01/2027(a)	5,425,871
5,675,992	Gentiva Health Services, Inc., 2020 Term Loan, 1-month LIBOR + 2.750%, 2.875%, 7/02/2025(a)	5,679,568
5,415,637	Global Education Management Systems Establishment, Term Loan, 3-month LIBOR + 5.000%, 6.000%, 7/31/2026(a)	5,422,407
2,774,816	National Mentor Holdings, Inc., 2019 Term Loan B, LIBOR + 4.250%, 4.411%, 3/09/2026(h)	2,770,904
108,618	National Mentor Holdings, Inc., 2019 Term Loan C, 3-month LIBOR + 4.250%, 4.510%, 3/09/2026(a)	108,465
416,300	National Mentor Holdings, Inc., 2021 Delayed Draw Term Loan, 2/18/2028(b)	415,468
3,784,548	National Mentor Holdings, Inc., 2021 Term Loan, 2/18/2028(b)	3,776,979
126,152	National Mentor Holdings, Inc., 2021 Term Loan C, 2/18/2028(b)	125,899
4,317,000	nThrive, Inc., 2021 1st Lien Term Loan, 6-month LIBOR + 3.750%, 4.500%, 1/28/2028(a)	4,324,555
4,450,000	Onex TSG Intermediate Corp., 2021 Term Loan B, 2/23/2028(b)	4,380,491
4,455,000	Pearl Intermediate Parent LLC, 2018 1st Lien Term Loan, 2/14/2025(b)	4,406,752
217,000	PetVet Care Centers LLC, 2021 Term Loan B3, 1-month LIBOR + 3.500%, 4.250%, 2/14/2025(a)	216,933
1,000,000	Southern Veterinary Partners LLC, 2nd Lien Term Loan, 3-month LIBOR + 7.750%, 8.750%, 10/05/2028(a)	1,005,000
441,333	Southern Veterinary Partners LLC, Delayed Draw Term Loan, 4.000%, 10/05/2027(g)	442,715
3,199,667	Southern Veterinary Partners LLC, Term Loan, 6-month LIBOR + 4.000%, 5.000%, 10/05/2027(a)	3,209,682
4,263,343	Surgery Center Holdings, Inc., 2017 Term Loan B, 1-month LIBOR + 3.250%, 4.250%, 9/03/2024(a)	4,245,053
248,125	Surgery Center Holdings, Inc., 2020 Incremental Term Loan, 1-month LIBOR + 8.000%, 9.000%, 9/03/2024(a)	253,864
4,620,000	Symplr Software, Inc., 2020 Term Loan, 6-month LIBOR + 4.500%, 5.250%, 12/22/2027(a)	4,635,015
7,095,541	Verscend Holding Corp., 2018 Term Loan B, 1-month LIBOR + 4.500%, 4.615%, 8/27/2025(a)	7,128,890
7,095,541	Verscend Holding Corp., 2021 Term Loan B, 8/27/2025(b)	7,128,890

		97,478,685

	Home Construction – 0.2%
2,332,887	Hayward Industries, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.500%, 3.615%, 8/05/2024(a)	2,330,461

Principal Amount	Description	Value (†)
Senior Loans – continued

	Industrial Other – 4.8%
$ 7,908,417	ABG Intermediate Holdings 2 LLC, 2021 Term Loan B, 3-month LIBOR + 3.250%, 4.000%, 9/27/2024(a)	$7,896,079
2,970,000	Alliance Laundry Systems LLC, Term Loan B, 3-month LIBOR + 3.500%, 4.250%, 10/08/2027(a)	2,978,494
4,024,765	CIBT Global, Inc., 2017 1st Lien Term Loan, 3-month LIBOR + 3.750%, 4.750%, 6/03/2024(a)	3,394,205
3,000,000	Connect Finco S.a.r.l., 2021 Term Loan B, 12/11/2026(b)	3,009,630
4,000,000	Element Materials Technology Group U.S. Holdings, Inc., 2017 USD Term Loan B, 6/28/2024(b)	3,949,360
3,620,690	Element Materials Technology Group U.S. Holdings, Inc., 2017 USD Term Loan B, 3-month LIBOR + 3.500%, 4.500%, 6/28/2024(a)	3,574,853
5,361,563	Filtration Group Corp., 2020 Incremental Term Loan, 1-month LIBOR + 3.750%, 4.500%, 3/29/2025(a)	5,378,988
3,000,000	Infinite Bidco LLC, 2nd Lien Term Loan, 3/02/2029(b)	3,000,000
2,784,000	Infinite Bidco LLC, Term Loan, 2/24/2028(b)	2,784,000
4,648,349	International Textile Group, Inc., 1st Lien Term Loan, 6-month LIBOR + 5.000%, 5.260%, 5/01/2024(a)	4,365,078
7,828,000	International Textile Group, Inc., 2nd Lien Term Loan, 3-month LIBOR + 9.000%, 9.260%, 5/01/2025(a)	4,305,400
10,543,603	NES Global Talent Finance U.S. LLC, 2018 1st Lien Term Loan B, 3-month LIBOR + 5.500%, 6.500%, 5/11/2023(a)	9,700,115
2,674,871	Shape Technologies Group, Inc., Term Loan, 4/21/2025(b)	2,420,758
2,000,000	Ventia Deco LLC, 2016 Term Loan B, 5/21/2026(b)	2,005,000
4,450,686	Ventia Deco LLC, 2016 Term Loan B, 3-month LIBOR + 4.000%, 5.000%, 5/21/2026(a)	4,461,813

		63,223,773

	Integrated Energy – 0.6%
7,360,380	Matador Bidco S.a.r.l., Term Loan, 1-month LIBOR + 4.750%, 4.865%, 10/15/2026(a)	7,336,459

	Internet & Data – 2.4%
2,969,211	A&V Holdings Midco LLC, 2020 Term Loan B, 6-month LIBOR + 5.375%, 6.375%, 3/10/2027(a)	2,924,673
849,000	Adevinta ASA, USD Term Loan B, 10/13/2027(b)	854,306
3,159,542	CareerBuilder LLC, Term Loan, 3-month LIBOR + 6.750%, 7.750%, 7/31/2023(a)	3,007,884
5,268,688	Castle U.S. Holding Corp., USD Term Loan B, 3-month LIBOR + 3.750%, 4.004%, 1/29/2027(a)	5,228,225
7,458,472	MH Sub I LLC, 2017 1st Lien Term Loan, 1-month LIBOR + 3.500%, 3.615%, 9/13/2024(a)	7,429,459
2,887,485	MH Sub I LLC, 2020 Incremental Term Loan, 1-month LIBOR + 3.750%, 4.750%, 9/13/2024(a)	2,892,913
4,000,000	MH Sub I LLC, 2021 2nd Lien Term Loan, 2/12/2029(b)	4,035,000
5,235,420	WeddingWire, Inc., 1st Lien Term Loan, LIBOR + 4.500%, 4.711%, 12/19/2025(h)	5,176,522

		31,548,982

Principal Amount	Description	Value (†)
Senior Loans – continued

	Leisure – 2.3%
$ 1,500,000	AMC Entertainment Holdings, Inc., 2019 Term Loan B, 4/22/2026(b)	$1,283,940
7,812,327	Kingpin Intermediate Holdings LLC, 2018 Term Loan B, 1-month LIBOR + 3.500%, 4.500%, 7/03/2024(a)	7,678,033
1,972,043	Playpower, Inc., 2019 Term Loan, 3-month LIBOR + 5.500%, 5.740%, 5/08/2026(a)	1,937,533
6,836,890	PUG LLC, USD Term Loan, 1-month LIBOR + 3.500%, 3.615%, 2/12/2027(a)	6,631,783
5,668,200	Recess Holdings, Inc., 2017 1st Lien Term Loan, LIBOR + 3.750%, 4.750%, 9/30/2024(h)	5,606,814
7,562,850	Thunder Finco Pty Ltd., Term Loan B, 1-month LIBOR + 4.250%, 5.000%, 11/26/2026(a)	6,995,636

		30,133,739

	Lodging – 0.8%
4,143,116	Aimbridge Acquisition Co., Inc., 2019 Term Loan B, 1-month LIBOR + 3.750%, 3.865%, 2/02/2026(a)	3,984,310
6,005,179	Golden Nugget, Inc., 2017 Incremental Term Loan B, 2-month LIBOR + 2.500%, 3.250%, 10/04/2023(a)	5,947,649

		9,931,959

	Media Entertainment – 4.7%
4,297,038	Cambium Learning Group, Inc., Term Loan B, 3-month LIBOR + 4.500%, 4.754%, 12/18/2025(a)	4,298,843
6,492,167	Cengage Learning, Inc., 2016 Term Loan B, 3-month LIBOR + 4.250%, 5.250%, 6/07/2023(a)	6,392,058
3,371,563	Diamond Sports Group LLC, Term Loan, 1-month LIBOR + 3.250%, 3.370%, 8/24/2026(a)	2,528,672
8,870,000	E.W. Scripps Co. (The), 2020 Term Loan B3, 1-month LIBOR + 3.000%, 3.750%, 1/07/2028(a)	8,876,919
2,735,288	Emerald Expositions Holding, Inc., 2017 Term Loan B, 1-month LIBOR + 2.500%, 2.615%, 5/22/2024(a)	2,640,537
3,980,000	iHeartCommunications, Inc., 2020 Incremental Term Loan, 1-month LIBOR + 4.000%, 4.750%, 5/01/2026(a)	3,988,716
2,833,710	iHeartCommunications, Inc., 2020 Term Loan, 1-month LIBOR + 3.000%, 3.115%, 5/01/2026(a)	2,804,664
2,000,000	McGraw-Hill Global Education Holdings LLC, 2021 Term Loan B, 11/01/2024(b)	1,995,500
5,802,165	McGraw-Hill Global Education Holdings LLC, 2021 Term Loan B, 3-month LIBOR + 4.750%, 5.750%, 11/01/2024(a)	5,789,110
3,843,660	Meredith Corp., 2020 Incremental Term Loan B, 3-month LIBOR + 4.250%, 5.250%, 1/31/2025(a)	3,906,927
9,700,000	Metro-Goldwyn-Mayer, Inc., 2018 2nd Lien Term Loan, 1-month LIBOR + 4.500%, 5.500%, 7/03/2026(a)	9,690,882
3,719,000	Nielsen Finance LLC, 2021 USD Term Loan B, 2/04/2028(b)	3,723,649
5,298,060	Terrier Media Buyer, Inc., 2021 Term Loan, 1-month LIBOR + 3.500%, 3.615%, 12/17/2026(a)	5,291,437

		61,927,914

	Metals & Mining – 0.8%
2,725,176	GrafTech Finance, Inc., 2018 Term Loan B, 1-month LIBOR + 3.250%, 3.500%, 2/12/2025(a)	2,726,021

Principal Amount	Description	Value (†)
Senior Loans – continued

	Metals & Mining – continued
$ 8,407,908	U.S. Silica Co., 2018 Term Loan B, 1-month LIBOR + 4.000%, 5.000%, 5/01/2025(a)	$7,945,473

		10,671,494

	Midstream – 0.8%
3,685,391	Oryx Midstream Holdings LLC, Term Loan B, 1-month LIBOR + 4.000%, 4.115%, 5/22/2026(a)	3,613,231
6,832,305	Prairie ECI Acquiror LP, Term Loan B, 1-month LIBOR + 4.750%, 4.865%, 3/11/2026(a)	6,701,329

		10,314,560

	Packaging – 1.4%
2,577,000	Altium Packaging LLC, 2021 Term Loan B, 3-month LIBOR + 2.750%, 3.250%, 1/29/2028(a)	2,571,846
4,950,000	Pretium PKG Holdings, Inc., 2020 Term Loan, 3-month LIBOR + 4.000%, 4.750%, 11/05/2027(a)	4,964,454
2,834,000	Reynolds Group Holdings, Inc., 2020 Term Loan B2, 1-month LIBOR + 3.250%, 3.365%, 2/05/2026(a)	2,822,182
3,548,224	Titan Acquisition Ltd., 2018 Term Loan B, 6-month LIBOR + 3.000%, 3.267%, 3/28/2025(a)	3,484,924
881,408	TricorBraun Holdings, Inc., 2021 Delayed Draw Term Loan, 2/03/2028(b)	880,033
3,918,592	TricorBraun Holdings, Inc., 2021 Term Loan, 2/03/2028(b)	3,912,479

		18,635,918

	Pharmaceuticals – 0.9%
2,264,552	Akorn, Inc., 2020 Take Back Term Loan, 3-month LIBOR + 7.500%, 8.500%, 10/01/2025(a)	2,275,875
2,735,966	Amneal Pharmaceuticals LLC, 2018 Term Loan B, 1-month LIBOR + 3.500%, 3.625%, 5/04/2025(a)	2,694,489
887,838	Bausch Health Cos., Inc., Term Loan B, 1-month LIBOR + 2.750%, 2.865%, 11/27/2025(a)	887,145
6,000,000	Parexel International Corp., Term Loan B, 9/27/2024(b)	5,964,660

		11,822,169

	Property & Casualty Insurance – 2.2%
755,054	AssuredPartners Capital, Inc., 2020 Incremental Term Loan B, 1-month LIBOR + 4.500%, 5.500%, 2/12/2027(a)	759,018
3,794,745	AssuredPartners, Inc., 2020 Term Loan B, 1-month LIBOR + 3.500%, 3.623%, 2/12/2027(a)	3,781,691
4,148,603	Baldwin Risk Partners LLC, Term Loan B, 3-month LIBOR + 4.000%, 4.750%, 10/14/2027(a)	4,169,346
1,664,635	Broadstreet Partners, Inc., 2020 Incremental Term Loan B, 1-month LIBOR + 3.750%, 4.750%, 1/27/2027(a)	1,671,926
3,300,000	Broadstreet Partners, Inc., 2020 Term Loan B, 1/27/2027(b)	3,278,286
3,887,991	Hyperion Insurance Group Ltd., 2020 Delayed Draw Term Loan, 1-month LIBOR + 3.750%, 4.750%, 11/12/2027(a)	3,891,645
3,220,937	Hyperion Insurance Group Ltd., 2020 Incremental Term Loan B, 1-month LIBOR + 3.750%, 4.750%, 11/12/2027(a)	3,223,964
5,457,692	USI, Inc., 2017 Repriced Term Loan, 3-month LIBOR + 3.000%, 3.254%, 5/16/2024(a)	5,413,813

Principal Amount	Description	Value (†)
Senior Loans – continued

	Property & Casualty Insurance – continued
$ 2,565,090	USI, Inc., 2019 Incremental Term Loan B, 3-month LIBOR + 4.000%, 4.254%, 12/02/2026(a)	$2,549,520

		28,739,209

	Refining – 0.3%
3,748,480	Delek U.S. Holdings, Inc., 2018 Term Loan B, 1-month LIBOR + 2.250%, 2.365%, 3/31/2025(a)	3,670,399

	REITs - Mortgage – 0.1%
968,000	Starwood Property Trust, Inc., 2020 Incremental Term Loan B2, 3-month LIBOR + 3.500%, 4.250%, 7/26/2026(a)	968,000

	REITs - Retail – 0.5%
6,085,829	Brookfield Property REIT, Inc., 1st Lien Term Loan B, 1-month LIBOR + 2.500%, 2.615%, 8/27/2025(a)	5,921,877

	Restaurants – 1.8%
5,310,595	Carrols Restaurant Group, Inc., Term Loan B, LIBOR + 3.250%, 3.427%, 4/30/2026(h)	5,249,736
5,178,135	Flynn Restaurant Group LP, 1st Lien Term Loan, 1-month LIBOR + 3.500%, 3.615%, 6/27/2025(a)	5,119,104
2,872,000	IRB Holding Corp., 2020 Fourth Amendment Incremental Term Loan, 3-month LIBOR + 3.250%, 4.250%, 12/15/2027(a)	2,881,736
1,772,051	IRB Holding Corp., 2020 Term Loan B, 6-month LIBOR + 2.750%, 3.750%, 2/05/2025(a)	1,780,911
5,092,611	Portillo’s Holdings LLC, 2019 1st Lien Term Loan B3, 3-month LIBOR + 5.500%, 6.500%, 9/06/2024(a)	5,081,458
3,550,000	Zaxby’s Operating Company LLC, 1st Lien Term Loan, 1-month LIBOR + 3.750%, 4.500%, 12/28/2027(a)	3,570,697

		23,683,642

	Retailers – 3.2%
6,438,257	Array Canada, Inc., Term Loan B, 3-month LIBOR + 5.000%, 6.000%, 2/10/2023(a)	3,690,473
2,748,773	Bass Pro Group LLC, 2021 Term Loan B, 2/26/2028(b)	2,735,029
5,393,398	BDF Acquisition Corp., 1st Lien Term Loan, 1-month LIBOR + 5.250%, 6.250%, 8/14/2023(a)	5,352,948
4,364,000	Container Store, Inc. (The), 2020 Term Loan B3, 3-month LIBOR + 4.750%, 5.750%, 1/31/2026(a)	4,349,468
2,490,096	EG Group Ltd., 2018 USD Term Loan B, 3-month LIBOR + 4.000%, 4.254%, 2/07/2025(a)	2,478,542
5,028,398	Harbor Freight Tools USA, Inc., 2020 Term Loan B, 1-month LIBOR + 3.250%, 4.000%, 10/19/2027(a)	5,049,366
3,351,116	Kontoor Brands, Inc., Term Loan B, 1-month LIBOR + 4.250%, 4.365%, 5/15/2026(a)	3,351,116
2,891,000	Petco Animal Supplies, Inc., 2021 Term Loan B, 2/24/2028(b)	2,887,386
2,556,000	PetSmart, Inc., 2021 Term Loan B, 3-month LIBOR + 3.750%, 4.500%, 2/11/2028(a)	2,572,767
5,650,000	Rent-A-Center, Inc., 2021 Term Loan B, 2/17/2028(b)	5,685,313

Principal Amount	Description	Value (†)
Senior Loans – continued

	Retailers – continued
$ 5,741,689	Talbots, Inc. (The), 2018 Term Loan B, 3-month LIBOR + 7.000%, 8.000%, 11/28/2022(a)	$4,306,266

		42,458,674

	Technology – 11.4%
4,896,343	Aptean, Inc., 2019 Term Loan, 1-month LIBOR + 4.250%, 4.365%, 4/23/2026(a)	4,892,279
1,579,065	Cardtronics USA, Inc., Term Loan B, 1-month LIBOR + 4.000%, 5.000%, 6/29/2027(a)	1,580,060
4,848,994	CommScope, Inc., 2019 Term Loan B, 1-month LIBOR + 3.250%, 3.365%, 4/06/2026(a)	4,837,648
6,114,598	Corel Corp., 2019 Term Loan, 3-month LIBOR + 5.000%, 5.190%, 7/02/2026(a)	6,072,590
2,000,000	Dun & Bradstreet Corp. (The), Term Loan, 2/06/2026(b)	2,002,500
391,000	Dun & Bradstreet Corp. (The), Term Loan, 1-month LIBOR + 3.250%, 3.365%, 2/06/2026(a)	391,489
6,825,503	Endure Digital Inc., Term Loan, 2/10/2028(b)	6,774,312
2,122,000	Epicor Software Corp., 2020 Term Loan, 7/30/2027(b)	2,131,995
6,416,384	Finastra USA, Inc., USD 1st Lien Term Loan, LIBOR + 3.500%, 4.500%, 6/13/2024(h)	6,346,895
5,954,000	Flexera Software LLC, 2020 Incremental Term Loan, 1/26/2028(b)	5,983,770
4,987,500	GlobalLogic Holdings, Inc., 2020 Incremental Term Loan B2, 1-month LIBOR + 3.750%, 4.500%, 9/14/2027(a)	5,012,437
6,648,000	Greeneden U.S. Holdings II LLC, 2020 USD Term Loan B4, 1-month LIBOR + 4.000%, 4.750%, 12/01/2027(a)	6,672,930
5,134,492	Helios Software Holdings, Inc., USD Term Loan, 6-month LIBOR + 4.250%, 4.519%, 10/24/2025(a)	5,140,910
8,380,829	Hyland Software, Inc., 2017 2nd Lien Term Loan, 1-month LIBOR + 7.000%, 7.750%, 7/07/2025(a)	8,436,729
6,285,000	LogMeIn, Inc., Term Loan B, 1-month LIBOR + 4.750%, 4.874%, 8/31/2027(a)	6,279,783
1,848,251	Peraton Holding Corp., Term Loan B, 2/01/2028(b)	1,855,182
5,627,411	Project Alpha Intermediate Holding, Inc., 2021 Term Loan B, 3-month LIBOR + 4.000%, 4.150%, 4/26/2024(a)	5,629,155
8,913,346	Quest Software U.S. Holdings, Inc., 2018 1st Lien Term Loan, 3-month LIBOR + 4.250%, 4.462%, 5/16/2025(a)(d)(j)	8,922,883
3,707,000	RealPage, Inc., Term Loan, 2/17/2028(b)	3,708,557
3,473,295	Redstone Buyer LLC, Term Loan, 3-month LIBOR + 5.000%, 6.000%, 9/01/2027(a)	3,513,828
3,581,772	Rocket Software, Inc., 2018 Term Loan, 1-month LIBOR + 4.250%, 4.365%, 11/28/2025(a)	3,586,715
425,000	S2P Acquisition Borrower, Inc., Term Loan, 8/14/2026(b)	424,788
5,280,576	S2P Acquisition Borrower, Inc., Term Loan, 1-month LIBOR + 4.000%, 4.115%, 8/14/2026(a)	5,277,935
1,008,000	Sabre GLBL, Inc., 2020 Term Loan B, 1-month LIBOR + 4.000%, 4.750%, 12/17/2027(a)	1,018,715

Principal Amount	Description	Value (†)
Senior Loans – continued

	Technology – continued
$ 6,854,379	Sirius Computer Solutions, Inc., 2020 Term Loan, 1-month LIBOR + 3.500%, 3.615%, 7/01/2026(a)	$6,856,846
6,155,834	Sophia L.P., 2020 1st Lien Term Loan, 3-month LIBOR + 3.750%, 4.500%, 10/07/2027(a)	6,169,316
4,475,000	Storable, Inc., Term Loan B, 2/26/2028(b)	4,475,000
8,843,225	SurveyMonkey, Inc., 2018 Term Loan B, 1 Week LIBOR + 3.750%, 3.840%, 10/10/2025(a)	8,806,349
1,000,000	Syndigo LLC, 2020 2nd Lien Term Loan, 6-month LIBOR + 8.000%, 8.750%, 12/15/2028(a)	1,000,000
3,100,000	Syndigo LLC, 2020 Term Loan, 6-month LIBOR + 4.500%, 5.250%, 12/15/2027(a)	3,084,500
3,000,000	Tech Data Corp., ABL Term Loan, 6/30/2025(b)	3,018,750
500,000	Ultimate Software Group, Inc. (The), 2020 2nd Lien Incremental Term Loan, 3-month LIBOR + 6.750%, 7.500%, 5/03/2027(a)	515,625
6,086,640	Verifone Systems, Inc., 2018 1st Lien Term Loan, 3-month LIBOR + 4.000%, 4.182%, 8/20/2025(a)	5,938,309
3,719,000	Virtusa Corp., Term Loan B, 12/09/2027(b)	3,739,455

		150,098,235

	Transportation Services – 1.1%
4,137,356	Deliver Buyer, Inc., Term Loan B, 3-month LIBOR + 5.000%, 5.254%, 5/01/2024(a)	4,129,619
5,105,118	Uber Technologies, Inc., 2021 1st Lien Term Loan B, 4/04/2025(b)	5,108,947
5,624,530	Verra Mobility Corp., 2020 Term Loan B, 1-month LIBOR + 3.250%, 3.365%, 2/28/2025(a)	5,623,349

		14,861,915

	Wireless – 0.8%
2,441,826	Asurion LLC, 2020 Term Loan B8, 1-month LIBOR + 3.250%, 3.365%, 12/23/2026(a)	2,433,817
1,686,000	Asurion LLC, 2021 2nd Lien Term Loan B3, 1-month LIBOR + 5.250%, 5.365%, 1/31/2028(a)	1,731,843
2,561,000	Asurion LLC, 2021 Term Loan B9, 7/31/2027(b)	2,551,396
3,683,000	CCI Buyer, Inc., Term Loan, 3-month LIBOR + 4.000%, 4.750%, 12/17/2027(a)	3,708,339

		10,425,395

	Wirelines – 0.3%
3,051,000	Frontier Communications Corp., 2020 DIP Exit Term Loan, 1-month LIBOR + 4.750%, 5.750%, 10/08/2021(a)	3,071,991
1,455,000	Zayo Group Holdings, Inc., USD Term Loan, 3/09/2027(b)	1,452,221

		4,524,212

	Total Senior Loans (Identified Cost $1,162,690,838)	1,154,951,088

Principal Amount	Description	Value (†)
Bonds and Notes – 5.2%

Non-Convertible Bonds – 5.0%

	Aerospace & Defense – 0.3%
$ 3,500,000	Spirit AeroSystems, Inc., 7.500%, 4/15/2025, 144A	$3,702,300

	Brokerage – 0.4%
5,000,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.250%, 6/03/2026, 144A	5,200,000

	Building Materials – 0.3%
4,250,000	Beacon Roofing Supply, Inc., 4.875%, 11/01/2025, 144A	4,287,698

	Chemicals – 0.4%
1,715,000	Avient Corp., 5.750%, 5/15/2025, 144A	1,818,243
2,985,000	Iris Holdings, Inc., 9.500% PIK or 8.750% Cash, 2/15/2026, 144A(k)	3,022,313

		4,840,556

	Gaming – 0.3%
4,235,000	Caesars Entertainment, Inc., 6.250%, 7/01/2025, 144A	4,483,785

	Media Entertainment – 0.8%
5,750,000	AMC Networks, Inc., 4.750%, 8/01/2025	5,913,846
3,000,000	McGraw Hill LLC/McGraw-Hill Global Education Finance, Inc., 8.000%, 11/30/2024, 144A	3,011,250
1,845,000	Townsquare Media, Inc., 6.875%, 2/01/2026, 144A	1,929,584

		10,854,680

	Non-Agency Commercial Mortgage-Backed Securities – 0.3%
3,895,469	Motel 6 Trust, Series 2017-M6MZ, Class M, 1-month LIBOR + 6.927%, 7.039%, 8/15/2024, 144A(a)	3,747,280

	Property & Casualty Insurance – 0.4%
4,000,000	NMI Holdings, Inc., 7.375%, 6/01/2025, 144A	4,520,000

	REITs - Hotels – 0.3%
50,000	Service Properties Trust, 3.950%, 1/15/2028	46,250
550,000	Service Properties Trust, 4.350%, 10/01/2024	545,875
20,000	Service Properties Trust, 4.500%, 6/15/2023	20,150
3,040,000	Service Properties Trust, 4.750%, 10/01/2026	2,994,400
100,000	Service Properties Trust, 4.950%, 2/15/2027	99,035

		3,705,710

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	REITs - Mortgage – 0.5%
$ 5,000,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 3/15/2022, 144A	$5,025,000
1,750,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	1,739,062

		6,764,062

	Supermarkets – 0.5%
5,750,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/2027, 144A	5,952,458

	Technology – 0.5%
4,500,000	Cardtronics, Inc./Cardtronics USA, Inc., 5.500%, 5/01/2025, 144A	4,646,250
2,235,000	Sabre GLBL, Inc., 7.375%, 9/01/2025, 144A	2,419,857

		7,066,107

	Total Non-Convertible Bonds (Identified Cost $60,610,415)	65,124,636

Convertible Bonds – 0.2%

	REITs - Mortgage – 0.2%
3,250,000	Blackstone Mortgage Trust, Inc., 4.375%, 5/05/2022 (Identified Cost $3,146,686)	3,300,580

	Total Bonds and Notes (Identified Cost $63,757,101)	68,425,216

Shares
Common Stocks – 0.9%

	Chemicals – 0.2%
193,746	Hexion Holdings Corp., Class B(d)(j)(l)	2,970,707

	Energy Equipment & Services – 0.0%
61,854	Ameriforge Group, Inc.(d)(e)(f)(l)	149,068

	Pharmaceuticals – 0.3%
192,793	Akorn, Inc.(c)(l)	2,976,338

	Real Estate Management & Development – 0.4%
36,956	Lender MCS Holdings, Inc.(c)(d)(j)(l)	5,173,840

	Software – 0.0%
21,186	iQor Holdings, Inc.(d)(j)(l)	280,715

	Specialty Retail – 0.0%
1,790,513	Onsite Rental Group Pty Ltd.(c)(d)(e)(f)(l)	—

	Total Common Stocks (Identified Cost $13,855,482)	11,550,668

Shares	Description	Value (†)
Exchange-Traded Funds – 1.4%
835,000	Invesco Senior Loan ETF (Identified Cost $18,320,945)	$18,537,000

Principal Amount
Short-Term Investments – 16.0%
$ 210,327,135	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/26/2021 at 0.000% to be repurchased at $210,327,135 on 3/01/2021 collateralized by $13,755,700 U.S. Treasury Note, 0.250% due 8/31/2025 valued at $13,486,847; $174,959,500 U.S. Treasury Inflation Indexed Note, 0.125% due 10/15/2025 valued at $190,573,592; $4,945,400 U.S. Treasury Bills, Zero Coupon due 8/12/2021 valued at $4,944,312; $4,693,100 U.S. Treasury Inflation Indexed Note, 0.625% due 7/15/2021 valued at $5,528,996 including accrued interest(m) (Identified Cost $210,327,135)	210,327,135

	Total Investments – 111.4% (Identified Cost $1,468,951,501)	1,463,791,107
	Other assets less liabilities – (11.4)%	(150,154,081)

	Net Assets – 100.0%	$1,313,637,026

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of February 28, 2021, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$17,348,145	1.3%	$1,886,872	0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of February 28, 2021 is disclosed.

(b)	Position is unsettled. Contract rate was not determined at February 28, 2021 and does not take effect until settlement date. Maturity date is not finalized until settlement date.

(c)	Securities subject to restriction on resale. At February 28, 2021, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost		Value	% of Net Assets
Akorn, Inc.	10/06/2020	$2,530,723	*	$2,976,338	0.3%
Lender MCS Holdings, Inc.	9/30/2020	3,510,820	**	5,173,840	0.4%
Onsite Rental Group Pty Ltd.	11/03/2017	—		—	—
Onsite Rental Group Pty Ltd., Note	11/03/2017	2,384,581		1,737,804	0.1%

*	Represents basis carried over in a non-taxable restructuring
**	Represents basis assigned upon receipt in a taxable restructuring

(d)	Illiquid security.

(e)	Level 3 security. Value has been determined using significant unobservable inputs.
(f)	Fair valued by the Fund’s adviser. At February 28, 2021, the value of these securities amounted to $1,886,872 or 0.1% of net assets.
(g)	Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.
(h)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at February 28, 2021. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(i)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at February 28, 2021.
(j)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At February 28, 2021, the value of these securities amounted to $17,348,145 or 1.3% of net assets.
(k)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended February 28, 2021, interest payments were made in cash.
(l)	Non-income producing security.
(m)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of February 28, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the value of Rule 144A holdings amounted to $55,505,080 or 4.2% of net assets.
DIP	Debtor In Possession
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Senior Loans
Construction Machinery	$—	$3,385,430	$1,737,804	(a)	$5,123,234
All Other Senior Loans*	—	1,149,827,854	—		1,149,827,854

Total Senior Loans	—	1,153,213,284	1,737,804		1,154,951,088

Bonds and Notes*	—	68,425,216	—		68,425,216
Common Stocks
Energy Equipment & Services	—	—	149,068	(a)	149,068
Specialty Retail	—	—	—	(b)	—
All Other Common Stocks*	—	11,401,600	—		11,401,600

Total Common Stocks	—	11,401,600	149,068		11,550,668

Exchange-Traded Funds	18,537,000	—	—		18,537,000
Short-Term Investments	—	210,327,135	—		210,327,135

Total	$18,537,000	$1,443,367,235	$1,886,872		$1,463,791,107

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Fair valued at zero by the Fund’s adviser using level 3 inputs.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of November 30, 2020 and/or February 28, 2021:

Asset Valuation Inputs

Investments in Securities	Balance as of November 30, 2020		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2021		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at February 28, 2021
Senior Loans
Construction Machinery	$1,737,804		$36,674	$—	$(36,674)	$—	$—	$—	$—	$1,737,804		$(36,674)
Independent Energy	—	(a)	1,077	(23,663,261)	23,662,184	—	—	—	—	—		—
Common Stocks
Energy Equipment & Services	297,518		—	—	(148,450)	—	—	—	—	149,068		(148,450)
Specialty Retail	—	(a)	—	—	—	—	—	—	—	—	(a)	—

Total	$2,035,322		$37,751	$(23,663,261)	$23,477,060	$—	$—	$—	$—	$1,886,872		$(185,124)

(a)	Fair valued at zero.

Industry Summary at February 28, 2021 (Unaudited)

Technology	11.9%
Healthcare	7.4
Consumer Cyclical Services	6.4
Consumer Products	6.0
Automotive	5.7
Media Entertainment	5.5
Industrial Other	4.8
Building Materials	4.4
Retailers	3.2
Financial Other	3.2
Chemicals	2.7
Property & Casualty Insurance	2.6
Internet & Data	2.4
Leisure	2.3
Aerospace & Defense	2.2
Electric	2.1
Other Investments, less than 2% each	21.2
Short-Term Investments	16.0
Exchange-Traded Funds	1.4

Total Investments	111.4
Other assets less liabilities	(11.4)

Net Assets	100.0%